Stockholder's Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012
Stockholder's Equity
Stock repurchase authorization (in shares)			300,000,000			300,000,000	300,000,000
Stock repurchases (in shares)				371,000,000
Stock repurchases during period				$ (12,752)	$ 0	$ 0
Authorized common shares (in shares)	14,000,000,000	14,000,000,000		14,000,000,000	14,000,000,000
Authorized preferred shares (in shares)	10,000,000			10,000,000
Preferred stock outstanding (in shares)	0	0		0	0
Quarterly dividend amount declared per common shares (per share)	$ 0.45	$ 0.44	$ 0.43	$ 1.77	$ 1.73	$ 1.69